Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligation of Leases	The total committed future outflow resulting of these lease related contracts amount to:

(CHF in millions)	6/30/2025	12/31/2024

Due < 1 year	3.3	16.9
Due 1 - 5 years	60.0	135.8
Due > 5 years	79.6	178.5
Commitments for future lease related obligations	142.9	331.1